OTHER PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2022	2023
	RMB	RMB

Merchants deposits (1)	42,452	31,369
Supplier deposits (2)	32,997	25,538
Salaries and welfare payable	28,735	18,141
Taxes payable	15,531	14,555
Accrued marketing and other operational expenses	12,682	7,336
Accrued professional fees	10,165	6,782
Others	2,965	5,479
Total other payable and accrued liabilities	145,527	109,200

(1)	The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.

(2)	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.